LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

15.          LEASES

Operating leases

The Group’s leases consist of various operating lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and in Singapore. The Group determines if an arrangement is a lease at inception. The Group’s leases have remaining lease terms of up to eighteen years, none of them include options to extend or terminate the leases. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices included in the lease contracts. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As of December 31, 2019 and 2020, the Group had no leases that were classified as a financing lease. As of December 31, 2019 and 2020, the Group did not have additional operating leases that have not yet commenced but create significant rights and obligations for the Group.

Total operating lease expenses for the years ended December 31, 2019 and 2020 was $16,956 and $15,634, respectively, which was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

The short term lease expenses for the years ended December 31, 2019 and 2020 was $3,363 and $1,219, respectively, which was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

The Group recorded impairment loss for operating lease right-of-use assets of $nil, and $54 for the years ended December 31, 2019 and 2020, respectively.

For the year ended December 31, 2020:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases (1)	14,535
Right-of-use assets obtained in exchange for new lease obligations:	20,465

As of December 31, 2020:
Weighted average remaining lease term	8.53 Year
Weighted average discount rate	6.32%

(1)	During the year ended December 31, 2020, the Group was granted lease concessions of $1,193 by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. The Group elected to apply the practical expedient that enables lessees not to characterize the lease concessions motivated by the COVID-19 pandemic as an agreement modification and recognized the lease concession as variable lease credit in the period when the concession was granted.

15.          LEASES - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Years ending December 31,
2021	17,838
2022	15,452
2023	15,826
2024	11,573
2025	11,410
2026 and thereafter	51,330
Less: imputed interest	30,265
Total operating lease liabilities	93,164
Less: current operating lease liabilities	16,856
Non-current operating lease liabilities	76,308